Financial instruments per category (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments per category
Summary of financial assets

	As of December	As of December
	31, 2021	31, 2020
Current debt instruments at amortized cost
Trade receivables	$42,061	$33,482
Other receivables	4,094	2,856
Total current debt instruments at amortized cost	46,155	36,338
Non-current debt instruments at amortized cost
Other long-term receivables	422	133
Total non-current debt instruments at amortized cost	422	133
Total financial assets	$46,577	$36,471

Summary of financial liabilities, interest-bearing loans and borrowings

			As of December
	Interest Rate	Maturity	31, 2021
Current interest-bearing loans and borrowings
Lease Liabilities (Note 14)	6.25%-11%	2022	$2,952
Total current interest-bearing loans and borrowings			2,952
Non-current interest-bearing loans and borrowings
Lease Liabilities (Note 14)	6.25%-11%	2022-30	$5,427
Facilities			—
Total non-current interest-bearing loans and borrowings			5,427
Total interest-bearing loans and borrowings			$8,379

			As of December
	Interest Rate	Maturity	31, 2020
Current interest-bearing loans and borrowings
Lease Liabilities (Note 14)	6.25%-11%	2021	$2,146
Total current interest-bearing loans and borrowings			2,146
Non-current interest-bearing loans and borrowings
Lease Liabilities (Note 14)	6.25%-11%	2021-30	$2,290
Facilities	11%	2025	61,675
Total non-current interest-bearing loans and borrowings			63,965
Total interest-bearing loans and borrowings			$66,111

Summary of other financial liabilities

	As of	As of
	December 31,	December 31,
	2021	2020
Other financial liabilities at amortized cost
Advance invoiced customers	5,447	$7,367
Accounts payable	8,668	6,658
Total other current financial liabilities	$14,115	$14,025

Summary of carrying amounts and fair values of the Company's financial instruments

As of December 31, 2021
Carrying
	Amount	Level 1	Level 2	Level 3
Financial liabilities
Facilities	—	—	—	—

	As of December 31, 2020
	Carrying
	Amount	Level 1	Level 2	Level 3
Financial liabilities
Facilities	61,675	—	61,675	—

Summary of changes in liabilities attributable to financing activities

			Non-current
	Current		Interest
	Interest		bearing
	bearing		liabilities		Total
	liabilities		(excluding	Non-	liabilities
	(excluding	Current	Non-current	current	from
	current lease	lease	lease	lease	financing
	liabilities)	liabilities	liabilities)	liabilities	activities
Predecessor liabilities as of January 1, 2019	$0	$682	$0	$2,066	$2,748
Cash flows	—	(23)	—	—	(23)
Non cash-flow:
New leases	—	—	—	—	—
Foreign exchange adjustments	—	(18)	—	(52)	(70)
Other	—	28	—	(8)	20
Predecessor liabilities as of March 7, 2019	—	669	0	2,006	2,675
Cash flows	40,000	(749)	53,278	—	92,529
Non cash-flow:
New leases	—	700	—	1,812	2,512
Foreign exchange adjustments	—	10	(49)	8	(31)
Other	2,720	784	(1)	(776)	2,727
Successor liabilities as of December 31, 2019	$42,720	$1,414	$53,228	$3,050	$100,412
Cash flows	—	(1,490)	7,930	—	6,440
Non cash-flow:
New leases	—	637	—	474	1,111
Foreign exchange adjustments	—	153	143	196	492
Other	(42,720)	1,432	374	(1,430)	(42,344)
Successor Liabilities as of December 31, 2020	$—	$2,146	$61,675	$2,290	$66,111
Cash flows	—	(2,845)	(63,315)	—	(66,160)
Non cash-flow:
New leases	—	1,379	—	5,320	6,699
Foreign exchange adjustments	—	(133)	(58)	222	31
Other	—	2,405	1,698	(2,405)	1,698
Successor Liabilities as of December 31, 2021	$0	$2,952	$0	$5,427	$8,379